SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
The Group has evaluated subsequent events through February 23, 2018, which is the date the Consolidated Financial Statements were authorized for issuance.
On February 9, 2018 the Company announced its intention to launch a share buyback program. The Company expects the program to involve the repurchase from time to time of up to €100 million in common shares. The program is intended to optimize the capital structure of the Company. Shares repurchased may be used to meet the Company’s obligations arising from the equity incentive plan approved in 2017. Under the program, as of February 20, 2018 the Company purchased an aggregate of 190,600 common shares on the New York Stock Exchange (NYSE) for an aggregate consideration of $22,838,301. As of February 20, 2018 the Company held 5,160,225 common shares in treasury, and in total the Company held 2.06 percent of the total issued share capital in treasury, including the common shares and the special voting shares.

On February 20, 2018, the Company announced that Scuderia Ferrari has extended its partnership agreement with Philip Morris International, continuing a collaboration of nearly five decades.

On February 21, 2018, the Group announced that it has selected the 88th edition of the Geneva International Motor Show for the world premiere of the Ferrari 488 Pista, the Group’s successor to Ferrari’s V8-engined special series. The Ferrari 488 Pista marks a significant step forward from the previous special series in terms of both sporty dynamics and for the level of technological carryover from racing.

On February 22, 2018, the Company presented the new car for the 2018 Formula 1 World Championship.

On February 23, 2018, the Board of Directors of Ferrari N.V. recommended to the Company’s shareholders that the Company declare a dividend of €0.71 per common share, totaling approximately €134 million. The proposal is subject to the approval of the Company’s shareholders at the AGM to be held on April 13, 2018.